Lines of Credit and Debt Lines of Credit and Debt (Schedule of Interest Expense) (Details) (Cash convertible notes, USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Cash convertible notes
Debt Instrument [Line Items]
Coupon interest	$ 3,307
Amortization of original issuance discount	12,836
Amortization of debt issuance costs	1,693
Total interest expense related to the Cash Convertible Notes	$ 17,836